LEASES - Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 137
2023	220	$ 93
2024	219	22
2025	9	7
Total undiscounted lease payments	585	122
Less future minimum short-term lease payments		(3)
Less imputed interest	(57)	(4)
Total net lease liabilities	$ 528	$ 115	$ 237